Convertible redeemable preferred shares - Accounting for preferred shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible redeemable preferred shares
Accretion of preferred shares	¥ 0	¥ 0	¥ 660,070
Issuance costs for preferred shares	¥ 0	¥ 0	¥ 0